CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 36	$ 770,442	$ (710,113)	$ 60,365
Beginning balance, shares at Dec. 31, 2020	3,599,712
Common stock issued for cash	$ 3	1,224,997		1,225,000
Common stock issued for cash, shares	314,489
Placement agent fee		(105,000)		(105,000)
Stock-based compensation	$ 2	59,998		60,000
Stock-based compensation, shares	172,905
SAFE agreements converted to Common Stock	$ 1	451,470		451,471
SAFE agreements converted to common stock, shares	136,388
Adjustment to patent deposits contributed by shareholders		(3,279)		(3,279)
Net loss			(620,448)	(620,448)
Ending balance, value at Dec. 31, 2021	$ 42	2,398,628	(1,330,561)	1,068,109
Ending balance, shares at Dec. 31, 2021	4,223,494
Common stock and warrants issued for cash	$ 25	11,986,011		11,986,036
Common stock and warrants issued for cash, shares	2,484,872
Placement agent fee		(1,198,604)		(1,198,604)
Recapitalization transaction costs		(1,535,035)		(1,535,035)
Warrants converted to Common Stock	$ 1	(1)
Warrants converted to common stock, shares	66,465
Common stock issued in merger with Mana Capital Acquisition Corp.	$ 27	(27)
Common stock issued in merger with mana capital acquisition corp, shares	2,696,578
Note receivable converted to Common Stock in merger		(433,334)		(433,334)
Note receivable converted to common stock in merger, shares	43,334
Cash acquired in merger with Mana Capital Acquisition Corp.		4,021		4,021
Liabilities assumed in merger with Mana Capital Acquisition Corp.		(928,500)		(928,500)
Net loss			(4,660,985)	(4,660,985)
Ending balance, value at Dec. 31, 2022	$ 95	$ 10,293,159	$ (5,991,546)	$ 4,301,708
Ending balance, shares at Dec. 31, 2022	9,514,743